Performance shares (Details)	12 Months Ended
Dec. 31, 2017 shares
Expired performance shares
Performance shares [Line Items]
Type	Cash-settled share-based payment
Performance conditions	Increase rate of the stock price and achievement of target ROE
Operating period	4 or 5 years
Estimated number of shares vested at December 31, 2017	273,541
Not Expired performance shares
Performance shares [Line Items]
Type	Cash-settled share-based payment
Performance conditions	Increase rate of the stock price and achievement of target ROE
Operating period	4 or 5 years
Estimated number of shares vested at December 31, 2017	1,165,525